Property and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
13	PROPERTY AND EQUIPMENT

The movement of property and equipment during the year is as follows:

	General installations	Office and computer equipment	Furniture & fixtures	Total
	USD	USD	USD	USD

2020
Cost
At January 1, 2020	568,712	160,571	38,044	767,327
Additions	48,235	20,027	12,226	80,488
At December 31, 2020	616,947	180,598	50,270	847,815
Depreciation
At January 1, 2020	300,128	100,052	28,846	429,026
Charge for the year (note 8)	117,868	24,054	8,814	150,736
At December 31, 2020	417,996	124,106	37,660	579,762
Net carrying amount
At December 31, 2020	198,951	56,492	12,610	268,053

2021
Cost
At January 1, 2021	616,947	180,598	50,270	847,815
Additions	204	131,679	2,496	134,379
Disposals	-	(4,162)	-	(4,162)
Write-off	(1,823)	-	-	(1,823)
At December 31, 2021	615,328	308,115	52,766	976,209
Depreciation
At January 1, 2021	417,996	124,106	37,660	579,762
Charge for the year (note 8)	111,538	37,337	6,867	155,742
Disposals	-	-	-	-
Write-off	(14,104)	(17,055)	(4,461)	(35,620)
At December 31, 2021	515,430	144,388	40,066	699,884
Net carrying amount
At December 31, 2021	99,898	163,727	12,700	276,325